UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON D.C. 20549

                                        FORM 13F

                                   FORM 13F COVER PAGE

Report for the Period Ended: June 30, 2009

Check here if Amendment [ ]; 	Amendment Number: ______________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RCM Advisors, LLC
Address:  1515 Broadway, 12th Floor
          New York, NY 10036

13F File Number: 28-11760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Atul Khanna
Title: 	Chief Executive Officer
Phone: 	212-332-4220

Signature, Place, and Date of Signing:



/s/ Atul Khanna         New York, New York      Aug 11, 2009
-----------------       ------------------      ----------------
[Signature]             [City,State]            [Date]


Report Type:
	[ ] 13F HOLDINGS REPORT.
	[X] 13F NOTICE.
	[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

28-10688                Rockbay Capital Management, LP

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